Commitments and contingencies	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

21. Commitments and contingencies

(a) Capital commitments

As of September 30, 2023 and 2024, the Group had no capital commitment.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

In June 2023, Hunan Tianhuan filed a lawsuit against Autozi Internet Technology and Dr. Houqi Zhang to repurchase its redeemable ordinary shares in the Group immediately and pay the additional interest of deferred settlement and attorney fee. As of September 30, 2023 and 2024, the Group has reclassified the principal amount and accrued interest from redeemable non-controlling interests in mezzanine equity into liability and fully accrued US$1,408 and US$4,513, respectively, of penalties and attorney fee as accrued expenses and other current liabilities. On June 12, 2024, the Changsha Intermediate People’s Court entered a judgment of first instance that Autozi Internet Technology should not bear the repurchase obligation and only Dr. Houqi Zhang should pay the corresponding principal amount, accrued interest and attorney fee. Both Hunan Tianhuan and Dr. Houqi Zhang filed an appeal after the first instance judgment. On June 27, 2024, Dr. Houqi Zhang appealed to the court for a retrial of this lawsuit. On June 28, 2024, Hunan Tianhuan appealed to the court that Autozi Internet Technology should bear the repurchase obligation. On September 19, 2024, the second hearing was held. As of the issuance date of the combined and consolidated financial statements, the lawsuit was ongoing without a final verdict.

In the opinion of management, except for the above, there were no significant pending or threatened claims and litigation as of September 30, 2024 and through the issuance date of these combined and consolidated financial statements.